Net Loss per Share Attributable to Common Stockholders - Schedule of Dilutive Securities Excluded From Computation of Diluted Net Loss Per Share (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	$ 12,044,005	$ 9,975,206	$ 11,423,367	$ 9,197,351
Options, RSUs, and grants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,663,719	2,701,098	2,777,904	1,757,019
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	$ 8,380,286	$ 7,274,108	$ 8,645,463	$ 7,440,332